Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease costs (mainly plant and offices)	$ 941	$ 842
Variable lease payments not included in the lease liability	89	60
Short-term lease cost	101	117
Total operating lease cost	$ 1,131	$ 1,019